ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of the Company's Major Subsidiaries and VIEs
As of December 31, 2018, the Company’s major subsidiaries and VIEs include the following entities:

Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity

Subsidiaries

Ambow Education Management (Hong Kong) Ltd.	November 9, 2009	Hong Kong	Investment Holding

Ambow Chuangying	January 18, 2008	PRC	Investment Holding

Ambow Shengying	October 13, 2008	PRC	Investment Holding

Ambow BSC Inc.	February 14, 2017	United States	Investment Holding

Bay State College Inc.	November 20, 2017	United States	Career Enhancement

Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity

Variable interest entities (“VIEs”) and subsidiaries of VIEs

Ambow Shida	July 30, 2004	PRC	Investment Holding

Shanghai Ambow	May 16, 2006	PRC	Investment Holding

Ambow Sihua	April 17, 2007	PRC	Investment Holding

Ambow Rongye Education and Technology Co., Ltd. (“Ambow Rongye”)	September 8, 2015	PRC	Investment Holding

Ambow Zhixin Education and Technology Co., Ltd. (“Ambow Zhixin”)	October 14, 2015	PRC	Investment Holding

IValley	March 13, 2017	Taiwan	Investment Holding

Jinan Wangrong Investment Consulting Co., Ltd.	May 21,2010	PRC	Career Enhancement

Hebei Yuanlong Corporate Management Co., Ltd. (“Hebei YL Career Enhancement”)	January 13, 2011	PRC	Career Enhancement

Beijing Genesis Education Group (“Genesis Career Enhancement”)	May 1, 2011	PRC	Career Enhancement

Kunshan Ambow	August 28, 2008	PRC	Career Enhancement

Beijing Ambow Dacheng Education and Technology Co., Ltd.	December 2, 2013	PRC	Career Enhancement

Shanghai Huanyu Liren Education Training Co., Ltd. (“Huanyu Liren”)	April 27, 2016	PRC	Career Enhancement

IValley Beijing	September 15, 2017	PRC	Others

Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity

Schools of VIEs

Changsha Study School (“Changsha Tutoring”)	June 1, 1984	PRC	Tutoring

Beijing YZ Tutoring	December 30, 1994	PRC	Tutoring

Hunan Changsha Tongsheng Lake Experimental School (“Changsha K-12”)	June 18, 1999	PRC	K-12 School

Shenyang Universe High School (“Shenyang K-12”)	December 8, 2003	PRC	K-12 School

Shuyang Galaxy School (“Shuyang K-12”)	November 1, 2008	PRC	K-12 School

Beijing Haidian Ambow Xinganxian Training School	March 28, 2005	PRC	Tutoring

Beijing Huairou Xinganxian Training School	March 10, 2011	PRC	Tutoring

Schedule of Consolidated Financial Information of the Group's VIEs and Non-VIEs were Included in the Accompanying Consolidated Financial Statements of the Group
The combined financial information of the Group’s VIEs and, as applicable, subsidiaries/schools of the Group’s VIEs was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2017	2018
	RMB	RMB
Total assets	706,096	743,097
Total liabilities	553,936	527,339

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenue	409,391	426,118	447,834
Net (loss) income	(12,805)	41,636	66,185

Schedule of the Group's Cash and Cash Equivalents Held by Foreign Banks or Foreign Currency in PRC Banks
The following table sets forth cash and cash equivalents held by the Group’s VIEs and non-VIE in PRC by RMB currency as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB
VIEs in PRC	169,178	187,815
Non-VIEs in PRC	4,178	2,179
Total RMB	173,356	189,994